Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Deposits [line items]
Deposits from customers	$ 360,097,275	$ 296,367,356	$ 277,077,562
Domestic currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	197,429,716	192,412,724	183,073,374
Domestic currency deposits [member] | Checking accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	39,854,371	48,899,103	51,553,662
Domestic currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	61,128,663	61,068,905	47,849,922
Domestic currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	89,204,808	78,139,750	79,111,568
Domestic currency deposits [member] | Time deposits - UVA [member]
Disclosure Of Deposits [line items]
Deposits from customers	1,984,548	889,541	153,275
Domestic currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	1,273,540	1,307,966	2,780,765
Domestic currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	3,983,786	2,107,459	1,624,182
Foreign currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	162,667,559	103,954,632	94,004,188
Foreign currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	137,762,699	87,181,645	50,026,752
Foreign currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	24,064,063	16,162,106	12,356,404
Foreign currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	792,809	587,628	31,605,693
Foreign currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	$ 47,988	$ 23,253	$ 15,339